Income Taxes (Details 2) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued expenses not currently deductible	$ 133	$ 153
US state net operating losses	76	70
UK net operating losses	1	3
Other net operating losses	12	5
UK capital losses	39	43
Accrued retirement benefits	109	47
Deferred compensation	34	37
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	22	25
Gross deferred tax assets	426	383
Less: valuation allowance	(280)	(196)	$ (221)	$ (102)
Net deferred tax assets	146	187
Deferred tax liabilities:
Cost of intangible assets, net of related amortization	149	120
Cost of tangible assets, net of related amortization	38	44
Deferred Tax Liabilities, Prepaid Expenses	62	56
Accrued revenue not currently taxable	25	23
Financial derivative transactions	0	3
Deferred tax liabilities	274	246
Net deferred tax (liability) asset	(128)	(59)
Current:
Deferred tax assets	12	15
Deferred tax liabilities	(21)	(25)
Net current deferred tax assets	(9)	(10)
Non-current:
Deferred tax assets	9	7
Deferred tax liabilities	(128)	(56)
Net non-current deferred tax liabilities	(119)	(49)
Net deferred tax (liability) asset	$ (128)	$ (59)